Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Goldman Sachs Trust
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000025256
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Class A
Trading Symbol	GSMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached historic levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$9,625	$10,000	$10,000
3/16	$10,270	$9,885	$10,286	$10,196
3/17	$10,448	$10,056	$10,308	$10,241
3/18	$10,846	$10,439	$10,430	$10,364
3/19	$11,454	$11,025	$10,913	$10,828
3/20	$11,405	$10,977	$11,215	$11,795
3/21	$12,431	$11,965	$11,725	$11,879
3/22	$11,976	$11,527	$11,256	$11,386
3/23	$11,818	$11,375	$11,471	$10,842
3/24	$12,400	$11,935	$11,721	$11,026
3/25	$12,666	$12,191	$11,954	$11,564

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	2.15%	2.12%	2.39%
Class A Including sale charges	-1.70%	1.34%	2.00%
Bloomberg Municipal Bond 1-10 Year Blend Index	1.99%	1.28%	1.80%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 11,200,845,242
Holdings Count | Holding	4,684
Advisory Fees Paid, Amount	$ 35,623,250
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$11,200,845,242
# of Portfolio Holdings	4,684
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$35,623,250

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	10.4%
Hospital	9.9%
Corporate	6.8%
Airport	6.5%
Water/Sewer	5.8%
Sales Tax	5.6%
State GO	5.4%
School District GO	4.7%
University	4.1%
State Appropriation	3.6%
City/County GO	3.5%
Toll	3.1%
Corporate Elec	2.5%
LT Health	2.4%
Other	25.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025258
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Class C
Trading Symbol	GSMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$148	1.47%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached historic levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$9,900	$10,000	$10,000
3/16	$10,187	$10,085	$10,286	$10,196
3/17	$10,293	$10,190	$10,308	$10,241
3/18	$10,605	$10,499	$10,430	$10,364
3/19	$11,116	$11,005	$10,913	$10,828
3/20	$10,985	$10,875	$11,215	$11,795
3/21	$11,884	$11,766	$11,725	$11,879
3/22	$11,357	$11,243	$11,256	$11,386
3/23	$11,123	$11,012	$11,471	$10,842
3/24	$11,591	$11,475	$11,721	$11,026
3/25	$11,744	$11,627	$11,954	$11,564

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	1.32%	1.34%	1.62%
Class C Including sale charges	0.31%	1.34%	1.62%
Bloomberg Municipal Bond 1-10 Year Blend Index	1.99%	1.28%	1.80%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 11,200,845,242
Holdings Count | Holding	4,684
Advisory Fees Paid, Amount	$ 35,623,250
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$11,200,845,242
# of Portfolio Holdings	4,684
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$35,623,250

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	10.4%
Hospital	9.9%
Corporate	6.8%
Airport	6.5%
Water/Sewer	5.8%
Sales Tax	5.6%
State GO	5.4%
School District GO	4.7%
University	4.1%
State Appropriation	3.6%
City/County GO	3.5%
Toll	3.1%
Corporate Elec	2.5%
LT Health	2.4%
Other	25.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025254
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	GSMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached historic levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$1,029,900	$1,028,600	$1,019,600
3/17	$1,051,837	$1,030,760	$1,024,086
3/18	$1,095,698	$1,043,026	$1,036,375
3/19	$1,161,112	$1,091,318	$1,082,805
3/20	$1,159,254	$1,121,548	$1,179,499
3/21	$1,267,876	$1,172,466	$1,187,874
3/22	$1,225,402	$1,125,567	$1,138,577
3/23	$1,213,148	$1,147,066	$1,084,153
3/24	$1,277,081	$1,172,072	$1,102,584
3/25	$1,308,753	$1,195,396	$1,156,390

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	2.48%	2.45%	2.73%
Bloomberg Municipal Bond 1-10 Year Blend Index	1.99%	1.28%	1.80%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 11,200,845,242
Holdings Count | Holding	4,684
Advisory Fees Paid, Amount	$ 35,623,250
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$11,200,845,242
# of Portfolio Holdings	4,684
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$35,623,250

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	10.4%
Hospital	9.9%
Corporate	6.8%
Airport	6.5%
Water/Sewer	5.8%
Sales Tax	5.6%
State GO	5.4%
School District GO	4.7%
University	4.1%
State Appropriation	3.6%
City/County GO	3.5%
Toll	3.1%
Corporate Elec	2.5%
LT Health	2.4%
Other	25.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025255
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Service Class
Trading Symbol	GSMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached historic levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,254	$10,286	$10,196
3/17	$10,416	$10,308	$10,241
3/18	$10,789	$10,430	$10,364
3/19	$11,382	$10,913	$10,828
3/20	$11,316	$11,215	$11,795
3/21	$12,311	$11,725	$11,879
3/22	$11,835	$11,256	$11,386
3/23	$11,659	$11,471	$10,842
3/24	$12,212	$11,721	$11,026
3/25	$12,454	$11,954	$11,564

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	1.98%	1.93%	2.22%
Bloomberg Municipal Bond 1-10 Year Blend Index	1.99%	1.28%	1.80%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 11,200,845,242
Holdings Count | Holding	4,684
Advisory Fees Paid, Amount	$ 35,623,250
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$11,200,845,242
# of Portfolio Holdings	4,684
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$35,623,250

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	10.4%
Hospital	9.9%
Corporate	6.8%
Airport	6.5%
Water/Sewer	5.8%
Sales Tax	5.6%
State GO	5.4%
School District GO	4.7%
University	4.1%
State Appropriation	3.6%
City/County GO	3.5%
Toll	3.1%
Corporate Elec	2.5%
LT Health	2.4%
Other	25.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090756
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Investor Class
Trading Symbol	GUIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached historic levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,296	$10,286	$10,196
3/17	$10,505	$10,308	$10,241
3/18	$10,926	$10,430	$10,364
3/19	$11,569	$10,913	$10,828
3/20	$11,547	$11,215	$11,795
3/21	$12,618	$11,725	$11,879
3/22	$12,185	$11,256	$11,386
3/23	$12,054	$11,471	$10,842
3/24	$12,679	$11,721	$11,026
3/25	$12,984	$11,954	$11,564

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	2.40%	2.37%	2.64%
Bloomberg Municipal Bond 1-10 Year Blend Index	1.99%	1.28%	1.80%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 11,200,845,242
Holdings Count | Holding	4,684
Advisory Fees Paid, Amount	$ 35,623,250
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$11,200,845,242
# of Portfolio Holdings	4,684
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$35,623,250

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	10.4%
Hospital	9.9%
Corporate	6.8%
Airport	6.5%
Water/Sewer	5.8%
Sales Tax	5.6%
State GO	5.4%
School District GO	4.7%
University	4.1%
State Appropriation	3.6%
City/County GO	3.5%
Toll	3.1%
Corporate Elec	2.5%
LT Health	2.4%
Other	25.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195491
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Class R6
Trading Symbol	GYISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$38	0.38%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached historic levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000
3/18	$10,127	$9,993	$9,899
3/19	$10,733	$10,456	$10,342
3/20	$10,724	$10,745	$11,266
3/21	$11,729	$11,233	$11,346
3/22	$11,331	$10,784	$10,875
3/23	$11,226	$10,990	$10,355
3/24	$11,819	$11,229	$10,531
3/25	$12,113	$11,453	$11,045

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	2.49%	2.47%	2.65%
Bloomberg Municipal Bond 1-10 Year Blend Index	1.99%	1.28%	1.86%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.36%

Performance Inception Date	Nov. 30, 2017
AssetsNet	$ 11,200,845,242
Holdings Count | Holding	4,684
Advisory Fees Paid, Amount	$ 35,623,250
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$11,200,845,242
# of Portfolio Holdings	4,684
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$35,623,250

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	10.4%
Hospital	9.9%
Corporate	6.8%
Airport	6.5%
Water/Sewer	5.8%
Sales Tax	5.6%
State GO	5.4%
School District GO	4.7%
University	4.1%
State Appropriation	3.6%
City/County GO	3.5%
Toll	3.1%
Corporate Elec	2.5%
LT Health	2.4%
Other	25.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202029
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Municipal Income Fund
Class Name	Class P
Trading Symbol	GAJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$38	0.38%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached historic levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,535	$10,492	$10,538
3/20	$10,527	$10,783	$11,479
3/21	$11,513	$11,272	$11,561
3/22	$11,130	$10,821	$11,081
3/23	$11,019	$11,028	$10,551
3/24	$11,601	$11,268	$10,730
3/25	$11,890	$11,493	$11,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	2.49%	2.47%	2.52%
Bloomberg Municipal Bond 1-10 Year Blend Index	1.99%	1.28%	2.02%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 11,200,845,242
Holdings Count | Holding	4,684
Advisory Fees Paid, Amount	$ 35,623,250
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$11,200,845,242
# of Portfolio Holdings	4,684
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$35,623,250

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	10.4%
Hospital	9.9%
Corporate	6.8%
Airport	6.5%
Water/Sewer	5.8%
Sales Tax	5.6%
State GO	5.4%
School District GO	4.7%
University	4.1%
State Appropriation	3.6%
City/County GO	3.5%
Toll	3.1%
Corporate Elec	2.5%
LT Health	2.4%
Other	25.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025272
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Class A
Trading Symbol	GHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The high yield municipal bond market produced solid gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand amid higher absolute yields on tax-exempt securities and a solid credit backdrop. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. In this environment, first-time municipal bond defaults decreased substantially year over year. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$9,550	$10,000	$10,000	$10,000	$10,000
3/16	$10,490	$10,018	$10,369	$10,398	$10,345	$10,196
3/17	$10,960	$10,467	$10,642	$10,414	$10,791	$10,241
3/18	$11,629	$11,105	$11,139	$10,691	$11,442	$10,364
3/19	$12,534	$11,970	$11,922	$11,266	$12,373	$10,828
3/20	$12,551	$11,986	$12,053	$11,700	$12,281	$11,795
3/21	$14,166	$13,528	$13,394	$12,344	$14,126	$11,879
3/22	$13,690	$13,074	$13,045	$11,793	$13,935	$11,386
3/23	$13,027	$12,441	$12,704	$11,823	$13,309	$10,842
3/24	$13,875	$13,251	$13,463	$12,193	$14,362	$11,026
3/25	$14,342	$13,696	$13,977	$12,341	$15,165	$11,564

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	3.36%	2.70%	3.67%
Class A Including sale charges	-1.24%	1.76%	3.19%
Goldman Sachs High Yield Municipal Fund Composite Index	3.82%	3.01%	3.40%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg Municipal High Yield Bond Index	5.59%	4.31%	4.25%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 12,089,735,126
Holdings Count | Holding	3,329
Advisory Fees Paid, Amount	$ 56,919,920
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$12,089,735,126
# of Portfolio Holdings	3,329
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid	$56,919,920

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.6%
Corporate	5.3%
Tobacco	5.0%
LT Health	4.7%
School District GO	4.2%
Project Finance	4.1%
Charter School	3.9%
State Appropriation	3.5%
University	3.3%
Airport	3.0%
Toll	3.0%
Airline	2.5%
Other	21.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025274
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Class C
Trading Symbol	GHYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$162	1.60%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The high yield municipal bond market produced solid gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand amid higher absolute yields on tax-exempt securities and a solid credit backdrop. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. In this environment, first-time municipal bond defaults decreased substantially year over year. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$9,900	$10,000	$10,000	$10,000	$10,000
3/16	$10,412	$10,308	$10,369	$10,398	$10,345	$10,196
3/17	$10,797	$10,689	$10,642	$10,414	$10,791	$10,241
3/18	$11,369	$11,256	$11,139	$10,691	$11,442	$10,364
3/19	$12,164	$12,043	$11,922	$11,266	$12,373	$10,828
3/20	$12,089	$11,968	$12,053	$11,700	$12,281	$11,795
3/21	$13,543	$13,408	$13,394	$12,344	$14,126	$11,879
3/22	$12,989	$12,859	$13,045	$11,793	$13,935	$11,386
3/23	$12,268	$12,146	$12,704	$11,823	$13,309	$10,842
3/24	$12,970	$12,840	$13,463	$12,193	$14,362	$11,026
3/25	$13,306	$13,173	$13,977	$12,341	$15,165	$11,564

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	2.59%	1.94%	2.89%
Class C Including sale charges	1.56%	1.94%	2.89%
Goldman Sachs High Yield Municipal Fund Composite Index	3.82%	3.01%	3.40%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg Municipal High Yield Bond Index	5.59%	4.31%	4.25%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 12,089,735,126
Holdings Count | Holding	3,329
Advisory Fees Paid, Amount	$ 56,919,920
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$12,089,735,126
# of Portfolio Holdings	3,329
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid	$56,919,920

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.6%
Corporate	5.3%
Tobacco	5.0%
LT Health	4.7%
School District GO	4.2%
Project Finance	4.1%
Charter School	3.9%
State Appropriation	3.5%
University	3.3%
Airport	3.0%
Toll	3.0%
Airline	2.5%
Other	21.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025270
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Institutional Class
Trading Symbol	GHYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The high yield municipal bond market produced solid gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand amid higher absolute yields on tax-exempt securities and a solid credit backdrop. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. In this environment, first-time municipal bond defaults decreased substantially year over year. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/16	$1,052,000	$1,036,900	$1,039,761	$1,034,512	$1,019,600
3/17	$1,103,338	$1,064,170	$1,041,365	$1,079,079	$1,024,086
3/18	$1,172,738	$1,113,867	$1,069,053	$1,144,191	$1,036,375
3/19	$1,267,729	$1,192,172	$1,126,615	$1,237,274	$1,082,805
3/20	$1,273,181	$1,205,286	$1,169,979	$1,228,129	$1,179,499
3/21	$1,441,495	$1,339,434	$1,234,427	$1,412,552	$1,187,874
3/22	$1,397,385	$1,304,475	$1,179,255	$1,393,493	$1,138,577
3/23	$1,333,804	$1,270,428	$1,182,300	$1,330,912	$1,084,153
3/24	$1,425,036	$1,346,273	$1,219,265	$1,436,161	$1,102,584
3/25	$1,477,478	$1,397,700	$1,234,134	$1,516,468	$1,156,390

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	3.68%	3.02%	3.98%
Goldman Sachs High Yield Municipal Fund Composite Index	3.82%	3.01%	3.40%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg Municipal High Yield Bond Index	5.59%	4.31%	4.25%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 12,089,735,126
Holdings Count | Holding	3,329
Advisory Fees Paid, Amount	$ 56,919,920
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$12,089,735,126
# of Portfolio Holdings	3,329
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid	$56,919,920

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.6%
Corporate	5.3%
Tobacco	5.0%
LT Health	4.7%
School District GO	4.2%
Project Finance	4.1%
Charter School	3.9%
State Appropriation	3.5%
University	3.3%
Airport	3.0%
Toll	3.0%
Airline	2.5%
Other	21.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090757
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Investor Class
Trading Symbol	GYIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The high yield municipal bond market produced solid gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand amid higher absolute yields on tax-exempt securities and a solid credit backdrop. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. In this environment, first-time municipal bond defaults decreased substantially year over year. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000	$10,000	$10,000
3/16	$10,516	$10,369	$10,398	$10,345	$10,196
3/17	$11,022	$10,642	$10,414	$10,791	$10,241
3/18	$11,712	$11,139	$10,691	$11,442	$10,364
3/19	$12,655	$11,922	$11,266	$12,373	$10,828
3/20	$12,703	$12,053	$11,700	$12,281	$11,795
3/21	$14,372	$13,394	$12,344	$14,126	$11,879
3/22	$13,923	$13,045	$11,793	$13,935	$11,386
3/23	$13,283	$12,704	$11,823	$13,309	$10,842
3/24	$14,184	$13,463	$12,193	$14,362	$11,026
3/25	$14,697	$13,977	$12,341	$15,165	$11,564

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	3.62%	2.96%	3.92%
Goldman Sachs High Yield Municipal Fund Composite Index	3.82%	3.01%	3.40%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg Municipal High Yield Bond Index	5.59%	4.31%	4.25%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 12,089,735,126
Holdings Count | Holding	3,329
Advisory Fees Paid, Amount	$ 56,919,920
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$12,089,735,126
# of Portfolio Holdings	3,329
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid	$56,919,920

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.6%
Corporate	5.3%
Tobacco	5.0%
LT Health	4.7%
School District GO	4.2%
Project Finance	4.1%
Charter School	3.9%
State Appropriation	3.5%
University	3.3%
Airport	3.0%
Toll	3.0%
Airline	2.5%
Other	21.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195492
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	GHYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The high yield municipal bond market produced solid gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand amid higher absolute yields on tax-exempt securities and a solid credit backdrop. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. In this environment, first-time municipal bond defaults decreased substantially year over year. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000	$10,000	$10,000
3/18	$10,233	$10,110	$9,993	$10,189	$9,899
3/19	$11,061	$10,821	$10,531	$11,018	$10,342
3/20	$11,097	$10,940	$10,936	$10,937	$11,266
3/21	$12,567	$12,157	$11,538	$12,579	$11,346
3/22	$12,182	$11,840	$11,023	$12,409	$10,875
3/23	$11,641	$11,531	$11,051	$11,852	$10,355
3/24	$12,426	$12,219	$11,397	$12,789	$10,531
3/25	$12,884	$12,686	$11,535	$13,504	$11,045

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	3.69%	3.03%	3.51%
Goldman Sachs High Yield Municipal Fund Composite Index	3.82%	3.01%	3.30%
Bloomberg Municipal Bond Index	1.22%	1.07%	1.97%
Bloomberg Municipal High Yield Bond Index	5.59%	4.31%	4.18%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.36%

Performance Inception Date	Nov. 30, 2017
AssetsNet	$ 12,089,735,126
Holdings Count | Holding	3,329
Advisory Fees Paid, Amount	$ 56,919,920
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$12,089,735,126
# of Portfolio Holdings	3,329
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid	$56,919,920

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.6%
Corporate	5.3%
Tobacco	5.0%
LT Health	4.7%
School District GO	4.2%
Project Finance	4.1%
Charter School	3.9%
State Appropriation	3.5%
University	3.3%
Airport	3.0%
Toll	3.0%
Airline	2.5%
Other	21.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202030
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Municipal Fund
Class Name	Class P
Trading Symbol	GGLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The high yield municipal bond market produced solid gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand amid higher absolute yields on tax-exempt securities and a solid credit backdrop. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. In this environment, first-time municipal bond defaults decreased substantially year over year. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Goldman Sachs High Yield Municipal Fund Composite Index	Bloomberg Municipal Bond Index	Bloomberg Municipal High Yield Bond Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000	$10,000	$10,000
3/19	$10,714	$10,689	$10,576	$10,765	$10,538
3/20	$10,761	$10,807	$10,983	$10,686	$11,479
3/21	$12,186	$12,009	$11,588	$12,290	$11,561
3/22	$11,813	$11,696	$11,070	$12,125	$11,081
3/23	$11,289	$11,391	$11,099	$11,580	$10,551
3/24	$12,049	$12,071	$11,446	$12,496	$10,730
3/25	$12,494	$12,532	$11,586	$13,195	$11,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	3.69%	3.03%	3.25%
Goldman Sachs High Yield Municipal Fund Composite Index	3.82%	3.01%	3.30%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.14%
Bloomberg Municipal High Yield Bond Index	5.59%	4.31%	4.07%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 12,089,735,126
Holdings Count | Holding	3,329
Advisory Fees Paid, Amount	$ 56,919,920
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$12,089,735,126
# of Portfolio Holdings	3,329
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid	$56,919,920

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	20.0%
Hospital	8.4%
Sales Tax	6.6%
Corporate	5.3%
Tobacco	5.0%
LT Health	4.7%
School District GO	4.2%
Project Finance	4.1%
Charter School	3.9%
State Appropriation	3.5%
University	3.3%
Airport	3.0%
Toll	3.0%
Airline	2.5%
Other	21.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000210248
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Municipal Income Completion Fund
Class Name	Separate Account Institutional
Trading Symbol	GSAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Municipal Income Completion Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Separate Account Institutional	$0	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Separate Account Institutional	Bloomberg Municipal Bond 1-10 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/19	$10,000	$10,000	$10,000
3/20	$9,990	$10,277	$10,934
3/21	$11,400	$10,743	$11,012
3/22	$11,033	$10,314	$10,555
3/23	$10,747	$10,511	$10,050
3/24	$11,552	$10,739	$10,221
3/25	$12,013	$10,953	$10,720

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Separate Account Institutional (Commenced April 1, 2019)	3.99%	3.75%	3.10%
Bloomberg Municipal Bond 1-10 Year Blend Index	1.99%	1.28%	1.53%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.16%

Performance Inception Date	Apr. 01, 2019
AssetsNet	$ 242,293,911
Holdings Count | Holding	1,048
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$242,293,911
# of Portfolio Holdings	1,048
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation (%)

Special Assessment	21.2%
Hospital	10.2%
Sales Tax	6.9%
Airport	5.8%
Corporate	5.1%
State GO	4.7%
Project Finance	4.3%
LT Health	4.2%
Toll	3.7%
Charter School	3.7%
Water/Sewer	2.9%
State Appropriation	2.7%
School District (GO)	2.6%
University	2.5%
Other	20.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective January 17, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.00% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC, the Fund’s transfer agent, agreed to reduce or limit its transfer agency fee to 0.00% of the Fund’s average daily net assets. These fee limitations or reductions may not be terminated without the approval of the Board of Trustees.

Material Fund Change Expenses [Text Block]	Effective January 17, 2025, the Fund’s Investment Adviser agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.00% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC, the Fund’s transfer agent, agreed to reduce or limit its transfer agency fee to 0.00% of the Fund’s average daily net assets. These fee limitations or reductions may not be terminated without the approval of the Board of Trustees.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025192
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Class A
Trading Symbol	GSDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$9,850	$10,000	$10,000
3/16	$10,062	$9,911	$10,125	$10,196
3/17	$10,125	$9,974	$10,188	$10,241
3/18	$10,200	$10,047	$10,238	$10,364
3/19	$10,527	$10,369	$10,515	$10,828
3/20	$10,652	$10,492	$10,709	$11,795
3/21	$10,963	$10,799	$11,022	$11,879
3/22	$10,625	$10,466	$10,725	$11,386
3/23	$10,709	$10,549	$10,887	$10,842
3/24	$10,988	$10,823	$11,108	$11,026
3/25	$11,327	$11,157	$11,494	$11,564

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	3.09%	1.24%	1.25%
Class A Including sale charges	1.52%	0.94%	1.10%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.48%	1.42%	1.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 4,903,687,808
Holdings Count | Holding	1,589
Advisory Fees Paid, Amount	$ 17,015,077
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$4,903,687,808
# of Portfolio Holdings	1,589
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$17,015,077

Holdings [Text Block]

Sector Allocation (%)

Hospital	9.9%
Corporate	9.2%
Sales Tax	6.5%
State GO	6.3%
Corporate Elec	5.5%
Airport	5.4%
City/County GO	5.0%
Water/Sewer	4.7%
Pre-refunded	4.3%
Muni Electric	4.3%
School District GO	4.3%
University	4.2%
State Appropriation	3.7%
Transportation	3.5%
Other	23.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025194
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Class C
Trading Symbol	GSTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$107	1.06%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$9,935	$10,000	$10,000
3/16	$10,022	$9,957	$10,125	$10,196
3/17	$10,045	$9,980	$10,188	$10,241
3/18	$10,079	$10,014	$10,238	$10,364
3/19	$10,360	$10,293	$10,515	$10,828
3/20	$10,441	$10,373	$10,709	$11,795
3/21	$10,703	$10,634	$11,022	$11,879
3/22	$10,332	$10,265	$10,725	$11,386
3/23	$10,362	$10,295	$10,887	$10,842
3/24	$10,590	$10,521	$11,108	$11,026
3/25	$10,884	$10,813	$11,494	$11,564

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	2.78%	0.83%	0.85%
Class C Including sale charges	2.11%	0.83%	0.85%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.48%	1.42%	1.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 4,903,687,808
Holdings Count | Holding	1,589
Advisory Fees Paid, Amount	$ 17,015,077
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$4,903,687,808
# of Portfolio Holdings	1,589
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$17,015,077

Holdings [Text Block]

Sector Allocation (%)

Hospital	9.9%
Corporate	9.2%
Sales Tax	6.5%
State GO	6.3%
Corporate Elec	5.5%
Airport	5.4%
City/County GO	5.0%
Water/Sewer	4.7%
Pre-refunded	4.3%
Muni Electric	4.3%
School District GO	4.3%
University	4.2%
State Appropriation	3.7%
Transportation	3.5%
Other	23.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025190
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Institutional Class
Trading Symbol	GSDUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$1,008,600	$1,012,500	$1,019,600
3/17	$1,018,081	$1,018,778	$1,024,086
3/18	$1,029,789	$1,023,770	$1,036,375
3/19	$1,065,008	$1,051,514	$1,082,805
3/20	$1,081,835	$1,070,862	$1,179,499
3/21	$1,116,778	$1,102,238	$1,187,874
3/22	$1,084,503	$1,072,477	$1,138,577
3/23	$1,096,216	$1,088,672	$1,084,153
3/24	$1,127,787	$1,110,772	$1,102,584
3/25	$1,166,921	$1,149,427	$1,156,390

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	3.47%	1.52%	1.55%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.48%	1.42%	1.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 4,903,687,808
Holdings Count | Holding	1,589
Advisory Fees Paid, Amount	$ 17,015,077
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$4,903,687,808
# of Portfolio Holdings	1,589
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$17,015,077

Holdings [Text Block]

Sector Allocation (%)

Hospital	9.9%
Corporate	9.2%
Sales Tax	6.5%
State GO	6.3%
Corporate Elec	5.5%
Airport	5.4%
City/County GO	5.0%
Water/Sewer	4.7%
Pre-refunded	4.3%
Muni Electric	4.3%
School District GO	4.3%
University	4.2%
State Appropriation	3.7%
Transportation	3.5%
Other	23.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025191
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Service Class
Trading Symbol	GSFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,036	$10,125	$10,196
3/17	$10,080	$10,188	$10,241
3/18	$10,146	$10,238	$10,364
3/19	$10,440	$10,515	$10,828
3/20	$10,553	$10,709	$11,795
3/21	$10,839	$11,022	$11,879
3/22	$10,483	$10,725	$11,386
3/23	$10,532	$10,887	$10,842
3/24	$10,782	$11,108	$11,026
3/25	$11,100	$11,494	$11,564

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	2.95%	1.02%	1.05%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.48%	1.42%	1.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 4,903,687,808
Holdings Count | Holding	1,589
Advisory Fees Paid, Amount	$ 17,015,077
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$4,903,687,808
# of Portfolio Holdings	1,589
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$17,015,077

Holdings [Text Block]

Sector Allocation (%)

Hospital	9.9%
Corporate	9.2%
Sales Tax	6.5%
State GO	6.3%
Corporate Elec	5.5%
Airport	5.4%
City/County GO	5.0%
Water/Sewer	4.7%
Pre-refunded	4.3%
Muni Electric	4.3%
School District GO	4.3%
University	4.2%
State Appropriation	3.7%
Transportation	3.5%
Other	23.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090755
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Investor Class
Trading Symbol	GDIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,087	$10,125	$10,196
3/17	$10,176	$10,188	$10,241
3/18	$10,279	$10,238	$10,364
3/19	$10,625	$10,515	$10,828
3/20	$10,787	$10,709	$11,795
3/21	$11,131	$11,022	$11,879
3/22	$10,803	$10,725	$11,386
3/23	$10,916	$10,887	$10,842
3/24	$11,228	$11,108	$11,026
3/25	$11,615	$11,494	$11,564

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	3.45%	1.49%	1.51%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.48%	1.42%	1.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 4,903,687,808
Holdings Count | Holding	1,589
Advisory Fees Paid, Amount	$ 17,015,077
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$4,903,687,808
# of Portfolio Holdings	1,589
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$17,015,077

Holdings [Text Block]

Sector Allocation (%)

Hospital	9.9%
Corporate	9.2%
Sales Tax	6.5%
State GO	6.3%
Corporate Elec	5.5%
Airport	5.4%
City/County GO	5.0%
Water/Sewer	4.7%
Pre-refunded	4.3%
Muni Electric	4.3%
School District GO	4.3%
University	4.2%
State Appropriation	3.7%
Transportation	3.5%
Other	23.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195490
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Class R6
Trading Symbol	GDUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000
3/18	$10,061	$10,038	$9,899
3/19	$10,414	$10,310	$10,342
3/20	$10,570	$10,500	$11,266
3/21	$10,913	$10,807	$11,346
3/22	$10,608	$10,516	$10,875
3/23	$10,713	$10,674	$10,355
3/24	$11,023	$10,891	$10,531
3/25	$11,407	$11,270	$11,045

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	3.48%	1.53%	1.81%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.48%	1.42%	1.64%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.36%

Performance Inception Date	Nov. 30, 2017
AssetsNet	$ 4,903,687,808
Holdings Count | Holding	1,589
Advisory Fees Paid, Amount	$ 17,015,077
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$4,903,687,808
# of Portfolio Holdings	1,589
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$17,015,077

Holdings [Text Block]

Sector Allocation (%)

Hospital	9.9%
Corporate	9.2%
Sales Tax	6.5%
State GO	6.3%
Corporate Elec	5.5%
Airport	5.4%
City/County GO	5.0%
Water/Sewer	4.7%
Pre-refunded	4.3%
Muni Electric	4.3%
School District GO	4.3%
University	4.2%
State Appropriation	3.7%
Transportation	3.5%
Other	23.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202028
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Tax-Free Fund
Class Name	Class P
Trading Symbol	GANPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad municipal bond market posted gains, with supply/demand conditions, credit fundamentals and economic factors the key influences. New issuance, which reached record levels during the annual period, was met with strong investor demand, as higher absolute yields on tax-exempt securities and a solid credit backdrop created a strong environment for municipal bonds. Credit fundamentals remained positive overall, as improved revenues and conservative budgets helped most state and local governments end their fiscal years with surpluses. Among economic factors, inflation readings were a major focus. Investors also monitored labor market data, watching for signs of weakness, which could suggest U.S. economic growth was slowing. Toward the end of the annual period, municipal securities broadly weakened, as demand softened ahead of the April 15th tax filing deadline and amid rising uncertainty about federal government policies. Market volatility increased, with investors trying to assess the impact of the new Administration’s cuts, the implementation of trade tariffs, the potential elimination of the tax exemption for municipal securities and possible limitations on the ability of certain issuers to bring tax-exempt debt to market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg Municipal Bond 1-3 Year Blend Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,342	$10,288	$10,538
3/20	$10,497	$10,477	$11,479
3/21	$10,837	$10,784	$11,561
3/22	$10,535	$10,493	$11,081
3/23	$10,650	$10,652	$10,551
3/24	$10,957	$10,868	$10,730
3/25	$11,328	$11,246	$11,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	3.38%	1.53%	1.81%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.48%	1.42%	1.70%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 4,903,687,808
Holdings Count | Holding	1,589
Advisory Fees Paid, Amount	$ 17,015,077
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of March 31, 2025)

Total Net Assets	$4,903,687,808
# of Portfolio Holdings	1,589
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$17,015,077

Holdings [Text Block]

Sector Allocation (%)

Hospital	9.9%
Corporate	9.2%
Sales Tax	6.5%
State GO	6.3%
Corporate Elec	5.5%
Airport	5.4%
City/County GO	5.0%
Water/Sewer	4.7%
Pre-refunded	4.3%
Muni Electric	4.3%
School District GO	4.3%
University	4.2%
State Appropriation	3.7%
Transportation	3.5%
Other	23.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs